Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Balances

20.   RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Group in 2019, 2020 and 2021 consisted of:

Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Yan Zhang	Individual	Executive officer for catering management entities controlled by GTI
Wen Qi	Individual	Vice president, human resources and administration of the Group
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Shanghai Aotao Industrial Co., Ltd, together with its subsidiaries and VIE (“Aotao”) *	Catering management	Controlled by GTI
Getao Industrial (HK) Limited (“Getao”)	Catering management	Controlled by GTI
Shiquanmeiwei (Beijing) Catering and Management Co., Ltd.(“Shiquanmeiwei”) *	Catering management	Controlled by GTI
Da Niang Dumpling Catering Group Co., Ltd, together with its subsidiaries (“Da Niang Group”)	Catering management	Controlled by GTI
Beifu HongKong Indutrial Co,Limited (“Beifu HK”)	Catering management	Controlled by GTI
Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)	Catering management	Controlled by GTI
Bellagio Restaurant Management Group (“Bellagio”)	Catering management	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”) **	Hotel management	Equity investee of the Group
*	Aotao became a related party as it was acquired by a company controlled by GTI in January 2019. Shiquanmeiwei is also included in Aotao in 2019 and 2020.
**	Hanyuan was a subsidiary of the Group as in 2019 and 2020. In December 2021, the Group disposed 5% of the equity interests of Hanyuan and Hanyuan became equity investee of the Group.

20.   RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Related party balances

Due from related parties:	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Current:
GTI	—	206,256,382	32,366,128
Aotao	122,719	65,206,135	10,232,265
Beifu HK	—	26,127,660	4,100,000
Yibon	9,101,161	8,330,198	1,307,190
Hanyuan	—	3,406,100	534,491
Napa	500,000	500,000	78,461
JYHM	46,991	481,227	75,515
Getao	—	112,158	17,600
	9,770,871	310,419,860	48,711,650

Amounts due from GTI, Aotao and Beifu HK mainly comprised of loans maturing in one year. On May 16, 2022, GTI has entered in an agreement with GHG to settle these amounts with 100% equity interests of Da Niang Dumplings business and 83.9% equity interests of Bellagio Café business (Note 23).

Amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon's leased-and-operated hotel.

Due to related parties:	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Current:
Yibon	1,995,465	6,602,643	1,036,099
Napa	1,120,826	2,868,685	450,159
Da Niang Group	54,000	31,307	4,913
JYHM	27,962	27,992	4,392
	3,198,253	9,530,627	1,495,563

Amount due to Yibon comprised of receipts on behalf of Yibon which were unsecured, interest free and repayable upon demand.

Amount due to Napa comprised of the payable for purchase from Napa which were unsecured, interest free, and repayable upon demand.

20.   RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)	Related party transactions

During the years ended December 31, 2019, 2020 and 2021, related party transactions consisted of the following:

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Loan to Aotao	(167,279,750)	(479,356,500)	(186,051,400)	(29,195,524)
Repayment from Aotao	157,279,750	499,421,550	121,000,000	18,987,540
Advertising service from Aotao	—	(3,920,000)	(6,473,400)	(1,015,818)
Interest income from Aotao	1,316,854	2,316,856	—	—
Franchise management fee to Aotao	(24,941)	(41,867)	(49,648)	(7,791)
Loan to Da Niang Group	(274,800,000)	(40,000,000)	(39,800,000)	(6,245,488)
Repayment from Da Niang Group	274,800,000	40,000,000	39,800,000	6,245,488
Interest income from Da Niang Group	875,315	352,882	—	—
Service purchased from Da Niang Group	(339,121)	(724,045)	(221,389)	(34,741)
Sublease revenue from Da Niang Group	—	36,000	27,000	4,237
Sublease revenue from JYHM	385,355	284,179	261,392	41,018
Service purchased from JYHM	(18,418)	(40,000)	(667,751)	(104,785)
Advance from JYHM	312,141	—	—	—
Loan to GTI	(192,558,675)	—	(206,256,382)	(32,366,127)
Repayment from GTI	184,134,046	8,424,629	—	—
Interest income from GTI	907,880	—	—	—
Purchase from Napa	(3,576,659)	(2,059,566)	(2,547,178)	(399,708)
Revenue from Napa	2,358,491	—	—	—
Loan to Yibon	—	(9,000,000)	(3,000,000)	(470,766)
Repayment from Yibon	—	—	3,750,000	588,457
Franchised revenue from Yibon	681,239	852,287	1,251,888	196,449
Interest income from Yibon	—	18,667,117	544,352	85,421
Loan to Beifu HK	—	—	(169,511,160)	(26,600,000)
Repayment from Getao on behalf of Beifu HK	—	—	143,383,500	22,500,000
Loan to Hanyuan	—	—	(3,406,100)	(534,491)
Service purchased form Bellagio	—	—	(367,804)	(57,716)